Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Cash Flows from Operating Activities
Net Income		$ 1,232	$ 1,557	$ 3,513	$ 4,564
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading		1	1	2	2
Net (gain) on securities, other than trading		(32)	(91)	(86)	(183)
Net (increase) decrease in trading securities		(7,319)	5,290	(1,624)	4,814
Provision for credit losses (Note 3)		1,054	306	2,521	619
(increase) decrease in derivative asset		5,863	(196)	(14,158)	5,348
Increase (decrease) in derivative liability		(6,918)	350	15,342	(2,595)
Amortization of premises and equipment		198	110	598	326
Amortization of other assets		48	56	152	163
Amortization of intangible assets		154	135	461	406
Net (increase) decrease in deferred income tax asset		(90)	84	132	386
Net increase (decrease) in deferred income tax liability		16	5	(1)	2
Net (increase) decrease in current income tax asset		90	11	(492)	257
Net (decrease) in current income tax liability		(19)	(6)	(9)	(17)
(Increase) decrease in interest receivable		242	80	319	(117)
Increase (decrease) in interest payable		14	131	(198)	303
Changes in other items and accruals, net		(334)	(1,934)	(6,870)	(2,232)
Net increase in deposits		19,630	9,149	88,368	33,047
Net (increase) decrease in loans		14,938	(7,568)	(19,327)	(34,470)
Net increase (decrease) in securities sold but not yet purchased		724	(4,445)	4,081	(1,430)
Net increase (decrease) in securities lent or sold under repurchase agreements		(3,645)	3,772	11,616	23,561
Net (increase) decrease in securities borrowed or purchased under resale agreements		(1,979)	2,528	(13,514)	(22,086)
Net increase (decrease) in securitization and structured entities' liabilities		(101)	18	191	483
Net Cash Provided by Operating Activities		23,767	9,343	71,017	11,151
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries		(5,326)	81	(8,113)	(1,267)
Proceeds from issuance of covered bonds			2,290	4,425	4,168
Redemption/buyback of covered bonds		(1,371)	(1,511)	(6,868)	(3,765)
Proceeds from issuance of subordinated debt (Note 5)		1,250		1,250
Proceeds from issuance of preferred shares and other equity instruments (Note 6)			658		1,008
Share issue expense			(4)		(8)
Net proceeds from issuance (repurchase) of common shares or treasury shares (Note 6)		(15)	17	(48)	43
Common shares repurchased for cancellation (Note 6)					(90)
Cash dividends and distributions paid		(516)	(687)	(1,974)	(2,035)
Repayment of lease liabilities	[1]	(82)		(250)
Net Cash Provided by (Used in) Financing Activities		(6,060)	844	(11,578)	(1,946)
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks		(950)	508	(280)	1,420
Purchases of securities, other than trading		(20,449)	(16,754)	(73,897)	(43,019)
Maturities of securities, other than trading		5,050	2,749	12,539	10,538
Proceeds from sales of securities, other than trading		5,223	7,710	30,556	20,033
Premises and equipment – net (purchases)		(74)	(117)	(273)	(303)
Purchased and developed software – net (purchases)		(125)	(153)	(490)	(457)
Acquisitions				(186)
Net Cash (Used in) Investing Activities		(11,325)	(6,057)	(32,031)	(11,788)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(1,385)	(1,031)	379	(621)
Net increase (decrease) in Cash and Cash Equivalents		4,997	3,099	27,787	(3,204)
Cash and Cash Equivalents at Beginning of Period		71,593	35,839	48,803	42,142
Cash and Cash Equivalents at End of Period		76,590	38,938	76,590	38,938
Net cash provided by operating activities includes:
Interest paid in the period		1,974	3,382	7,905	9,648
Income taxes paid in the period		140	432	1,732	1,145
Interest received in the period		5,241	6,339	16,988	17,979
Dividends received in the period		$ 466	$ 431	$ 1,289	$ 1,274

[1]	Prior to adoption of IFRS 16, repayments of finance lease liabilities were included in “Net Cash Provided by Operating Activities“.